INTANGIBLE ASSETS—NET - Expected Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 56,710
2025	56,710
2026	56,710
2027	53,385
2028	48,930
Thereafter	310,418
Net Carrying Amount	$ 582,863	$ 639,165